schedule of Cash flow information related to leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating cash flows from operating leases	$ 65,134	$ 64,419	$ 67,544